Cover Page	Sep. 16, 2026
Entity Information [Line Items]
Entity Registrant Name	Evergy, Inc.
Entity Central Index Key	0001711269
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Incorporation, State or Country Code	MO
Entity File Number	001-38515
Entity Tax Identification Number	82-2733395
Entity Address, Address Line One	1200 Main Street
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64105
City Area Code	816
Local Phone Number	556-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Evergy, Inc. common stock
Trading Symbol	EVRG
Security Exchange Name	NASDAQ
Amendment Flag	false
Evergy Kansas Central, Inc. [Member]
Entity Information [Line Items]
Entity Registrant Name	Evergy Kansas Central, Inc.
Entity Central Index Key	0000054507
Entity Incorporation, State or Country Code	KS
Entity File Number	001-03523
Entity Tax Identification Number	48-0290150
Entity Address, Address Line One	818 South Kansas Avenue
Entity Address, City or Town	Topeka
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66612
City Area Code	785
Local Phone Number	575-6300